Employee benefits - Share-based payment - General information (Details) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) employee € / shares shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Long term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of approval of budget	3 years
Long Term Incentive Plan (LTIP) 2018 - 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free share units authorized (in shares) | shares	1.7
Number of free share units delivered at delivery date | shares	1.2
Estimated number of beneficiaries | employee	1,200
Organic cash-flow from telecom activities	50.00%
Total Shareholder Return (TSR)	50.00%
Period of assessment of performance	3 years
Charge of the plan (including social security contributions)	€ 2	€ (7)	€ (7)	€ (3)
Charge of the plan recorded in equity	€ 14
Long Term Incentive Plan (LTIP) 2019 - 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free share units authorized (in shares) | shares	1.7
Estimated number of beneficiaries | employee	1,200
Organic cash-flow from telecom activities	50.00%
Total Shareholder Return (TSR)	50.00%
Long Term Incentive Plan (LTIP) 2020 - 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free share units authorized (in shares) | shares	1.7
Estimated number of beneficiaries | employee	1,300
Organic cash-flow from telecom activities	40.00%
Total Shareholder Return (TSR)	40.00%
Corporate Social Responsability (CSR)	20.00%
Free share award plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge of the plan (including social security contributions)	€ (11)	(15)	(10)
Charge of the plan recorded in equity	(10)	(13)	(8)
Charge of the plan recorded in social debt	(1)	€ (2)	€ (2)
Employee shareholding plan Together 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge of the plan (including social security contributions)	(172)
Charge of the plan recorded in equity	169
Charge of the plan recorded in social debt	3
Maximum subscriptions, including matching contributions	€ 260
Share subscription price | € / shares	€ 6.64
Discount Rate, reference market price	30.00%
Number of shares subscribed | shares	12.0
Number of free shares allocated | shares	14.0
Total shares subscribed including free shares | shares	26.0
Average Fair Value Of The Benefit Per Share | € / shares	€ 6.47
Long Term Incentive Plan LTIP 2021 2023 Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free share units authorized (in shares) | shares	1.8
Estimated number of beneficiaries | employee	1,300
Organic cash-flow from telecom activities	50.00%
Total Shareholder Return (TSR)	30.00%
Corporate Social Responsability (CSR)	20.00%